UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brahman Capital Corp.
Address: 655 Third Avenue
         11th Floor
         New York, NY  10017

13F File Number:  28-05444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Grossman
Title:     General Counsel
Phone:     (212) 681-9797

Signature, Place, and Date of Signing:

     /s/ Richard Grossman     New York, NY     August 16, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $1,302,360 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL INC                        COM              00184X105    12474   600000 SH  CALL SOLE                   600000        0        0
AOL INC                        COM              00184X105    43659  2100000 SH       SOLE                  2100000        0        0
APOLLO GROUP INC               CL A             037604105    38223   900000 SH  PUT  SOLE                   900000        0        0
BIOVAIL CORP                   COM              09067J109    56758  2950000 SH       SOLE                  2950000        0        0
BOSTON SCIENTIFIC CORP         COM              101137107    28887  4980500 SH  CALL SOLE                  4980500        0        0
BP PLC                         SPONSORED ADR    055622104     7220   250000 SH  CALL SOLE                   250000        0        0
CAREER EDUCATION CORP          COM              141665109     3913   170000 SH  CALL SOLE                   170000        0        0
CIT GROUP INC                  COM NEW          125581801    31842   940400 SH       SOLE                   940400        0        0
COCA COLA ENTERPRISES INC      COM              191219104    43556  1684300 SH       SOLE                  1684300        0        0
COCA COLA ENTERPRISES INC      COM              191219104    25860  1000000 SH  CALL SOLE                  1000000        0        0
ENSCO PLC                      SPONSORED ADR    29358Q109    21502   547400 SH       SOLE                   547400        0        0
FIRST SOLAR INC                COM              336433107    14798   130000 SH  CALL SOLE                   130000        0        0
GEO GROUP INC                  COM              36159R103    15552   749484 SH       SOLE                   749484        0        0
GLOBE SPECIALTY METALS INC     COM              37954N206    36601  3543193 SH       SOLE                  3543193        0        0
HEWLETT PACKARD CO             COM              428236103    49100  1134477 SH       SOLE                  1134477        0        0
ISHARES TR INDEX               S&P 500 INDEX    464287200   350948  3400000 SH  PUT  SOLE                  3400000        0        0
ITT EDUCATIONAL SERVICES INC   COM              45068B109     6974    84000 SH  CALL SOLE                    84000        0        0
JPMORGAN CHASE & CO            COM              46625H100    17913   489300 SH       SOLE                   489300        0        0
LIBERTY ACQUISITION HLDGS CO   *W EXP 12/12/201 53015Y115     2597  2545850 SH       SOLE                  2545850        0        0
LIBERTY MEDIA CORP NEW         LIB STAR COM A   53071M708    36319   700604 SH       SOLE                   700604        0        0
LIVE NATION ENTERTAINMENT IN   COM              538034109    19919  1906144 SH       SOLE                  1906144        0        0
MF GLOBAL HLDGS LTD            COM              55277J108    13856  2426600 SH       SOLE                  2426600        0        0
MGIC INVT CORP WIS             COM              552848103    31890  4628455 SH       SOLE                  4628455        0        0
NAVIOS MARITIME ACQUIS CORP    SHS              Y62159101     3823   590000 SH       SOLE                   590000        0        0
NAVIOS MARITIME ACQUIS CORP    *W EXP 06/25/201 Y62159119     1898  1774000 SH       SOLE                  1774000        0        0
NAVIOS MARITIME HOLDINGS INC   COM              Y62196103     4787  1025011 SH       SOLE                  1025011        0        0
PACIFIC CAP BANCORP NEW        COM              69404P101      873  1213100 SH       SOLE                  1213100        0        0
PLANTRONICS INC NEW            COM              727493108     7250   253500 SH       SOLE                   253500        0        0
QUALCOMM INC                   COM              747525103    17405   530000 SH  CALL SOLE                   530000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107   153037  1257700 SH  CALL SOLE                  1257700        0        0
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    16110   779400 SH       SOLE                   779400        0        0
WELLCARE HEALTH PLANS INC      COM              94946T106    49644  2091160 SH       SOLE                  2091160        0        0
XEROX CORP                     COM              984121103    53152  6610991 SH       SOLE                  6610991        0        0
XEROX CORP                     COM              984121103    38085  4737000 SH  CALL SOLE                  4737000        0        0
XL CAP LTD                     CL A             G98255105    25246  1576883 SH       SOLE                  1576883        0        0
YAHOO INC                      COM              984332106     5584   403500 SH  CALL SOLE                   403500        0        0
YAHOO INC                      COM              984332106    15105  1091400 SH       SOLE                  1091400        0        0